Note 3 - Significant Accounting Policies - Estimated Useful Lives for the Principal Asset Categories (Details)	12 Months Ended
Dec. 31, 2017
Computer Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	7 years
Laboratory Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Laboratory Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life	Over shorter of estimated useful life and lease term